Dec. 11, 2020
MFS® Lifetime® 2055 Fund
MFS® Lifetime® 2055 Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is December 11, 2020. MFS® Lifetime® 2050 Fund MFS® Lifetime® 2055 Fund MFS® Lifetime® 2060 Fund

Effective immediately, the following is added after the seventh paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information":

The Board of Trustees of the fund has approved modifications to the underlying fund target allocations of the fund. The transition to the revised underlying fund allocations will commence on or about May 1, 2021, and will be completed by July 31, 2021, although these dates could change based on market conditions and other factors.

As of July 31, 2021, the fund's target allocation among underlying funds is expected to be:

Bond Funds:	5.0%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
International Stock Funds:	28.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Blended Research International Equity Fund	11.0%
MFS Emerging Markets Equity Fund	1.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
U.S. Stock Funds:	57.0%
MFS Blended Research Core Equity Fund	5.0%
MFS Blended Research Growth Equity Fund	5.5%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Growth Fund	5.5%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Research Fund	5.0%
MFS Value Fund	5.5%
Specialty Funds:	10.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.